Note 19 - Cash and Cash Equivalents and Other Investments - Components of Cash and Cash Equivalents and Other Investments (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash and cash equivalents
Cash at banks	$ 167,455	$ 117,807
Liquidity funds	105,697	98,183
Short – term investments	44,975	368,691
Total cash and cash equivalents	318,127	584,681	$ 1,554,299
Other investments - current
Fixed income (time-deposit, zero coupon bonds, commercial papers)	239,742	763,697
Bonds and other fixed income	158,107	108,791
Other investments	397,849	872,488
Other investments - non-current
Bonds and other fixed income	312,619	239,422
Others	7,635	7,660
Other investments	$ 320,254	$ 247,082